NOTES RECEIVABLE (Details)	Jun. 30, 2026 CNY (¥)	Jun. 30, 2026 USD ($)	Jun. 30, 2025 CNY (¥)
NOTES RECEIVABLE
Notes receivable	¥ 200,000	$ 29,476	¥ 0